Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Park-Ohio Industries, Inc. 401(K) Retirement Plan
EIN #34-6520107          Plan #011
Schedule H, Line 4a – Schedule of Delinquent Participant Contributions
Year Ended December 31, 2025

Participant Contributions Transferred Late to the Plan	Total That Constitute Nonexempt Prohibited Transactions
Check here if late participant loan contributions are included:	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51

☒				$2,207